DEBT - Contractual maturities of the group's long-term debt (Details) ¥ in Millions	Jun. 30, 2024 CNY (¥)
Contractual maturities
Remainder of 2024	¥ 262
2025	803
2026	4,024
2027	219
2028	150
Thereafter	77
Total	¥ 5,535